UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001 Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Connie Torres
Title:	Vice President and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Connie Torres	Menlo Park, CA	November 14, 2001

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: $315,814
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184a105     5397   163051 SH       SOLE                    98685             64366
Abbott Labs                    COM              002824100      218     4200 SH       SOLE                                       4200
Agile Software Corp            COM              00846x105      255    28083 SH       SOLE                    27961               122
American Express               COM              025816109     4007   137875 SH       SOLE                    85950             51925
American Home Products         COM              026609107      214     3672 SH       SOLE                                       3672
American Intl Grp              COM              026874107     7211    92448 SH       SOLE                    59787             32661
Amgen                          COM              031162100     7239   123175 SH       SOLE                    75750             47425
Applera Corp - Applied Biosyst COM              038020103     4645   190363 SH       SOLE                   117788             72575
Avanex Corporation             COM              05348w109       59    19840 SH       SOLE                    18501              1339
Avici Systems Inc.             COM              05367l109       33    26037 SH       SOLE                                      26037
Bank of New York               COM              064057102      245     7000 SH       SOLE                                       7000
BankAmerica Corp               COM              060505104      832    14251 SH       SOLE                     6391              7860
Biogen                         COM              090597105      245     4400 SH       SOLE                     4000               400
Boston Private Finl Holdings   COM              101119105     6165   316010 SH       SOLE                   315960                50
Bristol-Myers Squibb           COM              110122108      387     6963 SH       SOLE                     2000              4963
CardioGenesis Corporation      COM              14159w109       21    24677 SH       SOLE                                      24677
Celera Genomics Group-Appler   COM              038020202      216     8946 SH       SOLE                     8946
Charles Schwab New             COM              808513105      124    10800 SH       SOLE                                      10800
Chevron                        COM              166751107     3144    37099 SH       SOLE                    19437             17662
Cisco Systems                  COM              17275R102     5037   413583 SH       SOLE                   251949            161634
Citigroup Inc                  COM              172967101    10715   264565 SH       SOLE                   161110            103455
Coca Cola                      COM              191216100      397     8470 SH       SOLE                     4620              3850
Cygnus Corp                    COM              232560102      574   103017 SH       SOLE                                     103017
Dell Computer                  COM              247025109     2802   151214 SH       SOLE                    96964             54250
Dover Corp                     COM              260003108     6161   204628 SH       SOLE                   124510             80118
EMC Corp                       COM              268648102     2675   227688 SH       SOLE                   143338             84350
Elantec Semiconductor Inc      COM              284155108      509    22200 SH       SOLE                    22200
Emerson Electric               COM              291011104     4490    95400 SH       SOLE                    56000             39400
Enron                          COM              293561106     3452   126781 SH       SOLE                    76623             50158
Equity Residential Properties  COM              29476l107     7306   125100 SH       SOLE                    74250             50850
Exxon Mobil Corporation        COM              30231g102     3968   100700 SH       SOLE                    66464             34236
Federal Home Loan Mtg          COM              313400301      318     4892 SH       SOLE                                       4892
Finisar Corporation            COM              31787a101    38804  9799079 SH       SOLE                  9798753               326
Flextronics                    COM              y2573f102      916    55383 SH       SOLE                    55383
Fusion Medical                 COM              361128101      970   215474 SH       SOLE                   215474
General Electric               COM              369604103     1058    28451 SH       SOLE                    19499              8952
Hewlett Packard                COM              428236103      476    29654 SH       SOLE                    21084              8570
I2 Technologies                COM              465754109       47    13782 SH       SOLE                    13782
IBM                            COM              459200101     3136    34191 SH       SOLE                    19125             15066
Intel                          COM              458140100     6125   299662 SH       SOLE                   174670            124992
Interplay Entertainment Corp   COM              460615107        7    17500 SH       SOLE                    17500
JDS Uniphase Corporation       COM              46612j101      126    19910 SH       SOLE                    17600              2310
Johnson & Johnson              COM              478160104     6755   121933 SH       SOLE                    73293             48640
Johnson Controls               COM              478366107     6806   104330 SH       SOLE                    63390             40940
LSI Logic                      COM              502161102      399    33959 SH       SOLE                    33959
Leggett & Platt                COM              524660107     5952   305250 SH       SOLE                   184050            121200
Lynx Therapeutics Inc.         COM              551812308      417   175168 SH       SOLE                   175168
MBIA Inc                       COM              55262c100     8379   167574 SH       SOLE                   102375             65199
Material Sciences              COM              576674105      309    37225 SH       SOLE                      675             36550
McDonalds                      COM              580135101     6288   231700 SH       SOLE                   142650             89050
Medtronic                      COM              585055106      212     4881 SH       SOLE                     1381              3500
Merck                          COM              589331107      937    14069 SH       SOLE                     2519             11550
Microsoft                      COM              594918104     4545    88824 SH       SOLE                    57414             31410
Morgan Stanley, Dean Witter, D COM              617446448     5207   112338 SH       SOLE                    65496             46842
Network Appliance              COM              64120l104      260    38296 SH       SOLE                    38296
Omnicom Group                  COM              681919106     4089    63010 SH       SOLE                    38600             24410
Oracle Systems                 COM              68389X105      734    58348 SH       SOLE                    32336             26012
PeopleSoft Inc                 COM              712713106      336    18600 SH       SOLE                                      18600
Pepsico                        COM              713448108     6383   131600 SH       SOLE                    84800             46800
Pfizer                         COM              717081103    11419   284770 SH       SOLE                   176690            108080
Polycom Inc                    COM              73172k104      268    11000 SH       SOLE                     4000              7000
Procter & Gamble               COM              742718109    11584   159140 SH       SOLE                    99235             59905
Redback Networks Inc           COM              757209101       28    18994 SH       SOLE                    18994
Rita Medical Systems Inc       COM              76774e103      234    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1424    40000 SH       SOLE                                      40000
SBC Communications             COM              78387G103     7286   154629 SH       SOLE                    85109             69520
Safeway                        COM              786514208     5815   146400 SH       SOLE                    89350             57050
Schering Plough                COM              806605101     7005   188820 SH       SOLE                   107745             81075
Shaman Pharmaceutical          COM              819319500        1   103323 SH       SOLE                   103323
Solectron Corp                 COM              834182107      172    14800 SH       SOLE                    14800
Southwest Airlines             COM              844741108      182    12289 SH       SOLE                    11389               900
Sun Microsystems               COM              866810104      270    32600 SH       SOLE                    27800              4800
Sungard Data Systems           COM              867363103     5044   215818 SH       SOLE                   108918            106900
Swift Energy                   COM              870738101      233    11300 SH       SOLE                                      11300
Symyx Technologies Inc         COM              87155s108     3722   252330 SH       SOLE                   162135             90195
Target Corporation             COM              87612e106     7107   223852 SH       SOLE                   145200             78652
Texas Instruments              COM              882508104     2952   118184 SH       SOLE                     4520            113664
United Parcel Service CL B     COM              911312106     6826   131325 SH       SOLE                    77900             53425
Verizon Communications         COM              92343v104      625    11552 SH       SOLE                     8693              2859
Vitesse Semiconductor          COM              928497106       98    12700 SH       SOLE                    12700
Vitria Technology, Inc.        COM              92849Q104      255   124315 SH       SOLE                                     124315
Walgreen                       COM              931422109     1125    32670 SH       SOLE                    17620             15050
Wells Fargo                    COM              949746101     6602   148535 SH       SOLE                    92735             55800
Whole Foods Market             COM              966837106      210     6700 SH       SOLE                     3400              3300
Williams Communications        COM              969455104      286   242750 SH       SOLE                   167400             75350
WorldCom Inc                   COM              55268b106     4718   313716 SH       SOLE                   200741            112975
Xilinx Incorporated            COM              983919101      667    28330 SH       SOLE                                      28330
Yahoo!                         COM              984332106      123    13924 SH       SOLE                    11248              2676
BP PLC                         FRGN             055622104    11109   225929 SH       SOLE                   149067             76862
Elan Corp PLC ADR (IRE)        FRGN             284131208     7198   148565 SH       SOLE                    95053             53512
HSBC Holdings PLC ADR (HK)NEW  FRGN             404280406     5704   106219 SH       SOLE                    67705             38514
Sony Corp ADR New (JPN)        FRGN             835699307     6784   204350 SH       SOLE                   135885             68465